Vanguard Government Securities Active ETF

Supplement Dated May 11, 2026, to the Prospectus and Summary Prospectus Dated January 28, 2026

Important Changes to Vanguard Government Securities Active ETF (the “Fund”)

Effective today, Alexander Payne has been added as a co-portfolio manager for Vanguard Government Securities Active ETF. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Changes

The following is added under the heading “Investment Advisor” in the Fund

Summary:

Alexander Payne, CFA, Portfolio Manager at VCM. He has co-managed the Fund since May 2026.

Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund(s) section:

Alexander Payne, CFA, Portfolio Manager at VCM. He has worked in investment management since 2006, has been with Vanguard since 2026, and has co-managed the Fund since May 2026. Education: B.A.,

Dartmouth College.

CFA® is a registered trademark owned by CFA Institute.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS V050A 052026
Vanguard Marketing Corporation, Distributor.

Vanguard Malvern Funds (the “Trust”)

Supplement Dated May 11, 2026, to the Statement of Additional Information Dated January 28, 2026 (as restated on March 25, 2026)
Effective today, Alexander Payne has been added as a co-portfolio manager for Vanguard Government Securities Active ETF (the “Fund”). The Fund’s investment objective, strategies, and policies remain unchanged.
The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of September 30, 2025. The table and text below provide updated information as of March 31, 2026, relating only to Mr. Payne.

Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Alexander Payne	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
As of March 31, 2026, Mr. Payne did not own any shares of the Fund.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 078B 052026